Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0001931717
Registrant Name	CCSC Technology International Holdings Ltd
Registration File Number	333-289769
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A